LOANS AND BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Non-current
Non-current portion of non-current borrowings	$ 2,765		$ 2,765
Current
Total loans and borrowings	47,946	[1]	55,017
Kibali Jersey Limited [member]
Non-current
Finance lease liability (refer to note 19)	40,350		46,707	$ 51,530
Loan - Randgold (refer to note 26)	860		222	217
Non-current portion of non-current borrowings	41,210		46,929	51,747
Current
Finance lease liability (refer to note 19)	7,596		8,310	8,223
Loan - Randgold (refer to note 26)	0		1,975	1,585
Current borrowings and current portion of non-current borrowings	7,596		10,285	9,808
Total loans and borrowings	$ 48,806		$ 57,214	$ 61,555

[1]	Refer to note 19 and the consolidated cash flow statement.